Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31
	2017	2018	2018	2019
Management fees-related party
Management fees (a)	$55,500	$111,480	$29,440	$212,300

Included in Voyage expenses
Charter hire commissions (b)	$—	$—	$—	$40,471

Included in Interest and finance costs
Interest expenses (c)	$—	$—	$—	$162,500

As of December 31, 2018 and 2019, balances with related parties consisted of the following:

	December 31, 2018	December 31, 2019
Assets:
Working capital advances granted to the Manager (a)	$176,434	$759,386

Liabilities:
Related party debt (c)	$—	$5,000,000

(a)	Pavimar:

The Company's ship-owning subsidiaries have each entered into separate vessel management agreements with Pavimar, a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreements, Pavimar provides the Company with a wide range of shipping services, including crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, accounting, general administration and audit support services, in exchange for a fixed daily fee, for a period beginning upon a vessel's delivery and until the termination of the agreement. On November 13, 2017, it was agreed that the daily fixed fee of the sole vessel in our fleet at that time, this of the Magic P, was increased from $250 to $320 and such fee remained at this level until December 31, 2019. On January 1, 2020, the Company's subsidiary owning the Magic P, entered into an amendment to its' existing management agreement with Pavimar, pursuant to which, effective as of that date, the daily fee of the subject vessel was increased from $320 per day to a $500 per day, and was thus aligned with the charged daily fee of the remaining fleet.

During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, the Company incurred management fees under the vessel management agreements amounting to $55,500, $111,480, $29,440 and $212,300, respectively, which are separately reflected in the accompanying consolidated statements of comprehensive income.

In addition, each month the Manager makes payments for operating expenses with funds provided by the Company. As of December 31, 2018 and 2019, amounts of $176,434 and $759,386, respectively, were due from the Manager in relation to these working capital advances granted to it.

(b)	Alexandria Enterprises S.A:

The Company uses on a non-recurring basis the commercial services of Alexandria Enterprises S.A., ("Alexandria") an entity controlled by a family member of the Company's Chairman, Chief Executive Officer and Chief Financial Officer. In exchange for these services, Alexandria charges the Company a commission rate equal to 1.25% of the gross charter hire, freight and the ballast bonus earned under a charter agreement.

During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, commissions charged by Alexandria amounted to $0, $0, $0 and $40,471, respectively, and are included in Voyage expenses in the accompanying consolidated statements of comprehensive income. As of December 31, 2018 and 2019, no amounts were due to Alexandria.

(c)	Thalassa:

$5.0 Million Term Loan Facility

On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa, the proceeds of which were used to partly finance the acquisition of the M/V Magic Sun (the "$5.0 Million Term Loan Facility") (Note 5). The Company drew down the entire loan amount on September 3, 2019.  The $5.0 Million Term Loan Facility bears a fixed interest rate of 6% per annum and has a bullet repayment on March 3, 2021, a date which is eighteen (18) months after the drawdown date. The $5.0 Million Term Loan Facility may be prepaid in whole or in part at any time prior to its maturity, at the Company's option. As of December 31, 2019, no amounts were prepaid under the $5.0 Million Term Loan Facility.

The $5.0 Million Term Loan Facility contains event of default provisions and covenants customary for unsecured facilities of this type, including, but not limited to, failure to pay, bankruptcy and insolvency, material litigation, change of business, as further set forth in the provisions of the $5.0 Million Term Loan Facility. The $5.0 Million Term Loan Facility does not impose any financial covenant requirements or other minimum liquidity restrictions on the Company.

During the year ended December 31, 2019, the Company incurred interest costs in connection with the $5.0 Million Term Loan Facility amounting to $100,000, which are in included in Interest and finance costs in the accompanying consolidated statements of comprehensive income.

$7.5 Million Term Loan Facility

On October 17, 2019, Thalassa provided an additional $7.5 million interest free unsecured bridge financing to the Company (the "$7.5 Million Bridge Loan"). The $7.5 Million Bridge Loan proceeds were used to partly finance the acquisition of the Magic Moon which took place on October 20, 2019 (Note 5). The $7.5 Million Shareholder Bridge Loan, which had a bullet maturity on December 31, 2019, allowed the Company to timely partly finance the Magic Moon acquisition while the Company assessed other financing options for its Fleet. On December 6, 2019, the Company repaid the $7.5 Million Bridge Loan in full using a part of the net proceeds received under an $11.0 Senior Secured Term Loan Facility with Alpha Bank S.A., or the $11.0 Million Alpha Bank Financing, which the Company entered into on November 22, 2019, further discussed in Note 6 below.

In connection with its interest free $7.5 Million Shareholder Bridge Loan, the Company recognized in the year ended December 31, 2019, interest costs amounting to $62,500, which are treated as a deemed contribution by its controlling shareholder and CEO.  Such costs are included in Interest and finance costs in the accompanying consolidated statements of comprehensive income.